Financial Risk Management - Schedule of Reliable Sources of Index (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)	[1]
Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 145,952
Consolidated Balance, Notional/ Position	629
Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(438,162)	[2]
Consolidated Balance, Notional/ Position	(9,000)	[2]
Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	756,074	[2]
Consolidated Balance, Notional/ Position	6,721,093	[2]
Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	7,458	[3]
Consolidated Balance, Notional/ Position	(60,715,838)	[3]
Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(6,959)
Consolidated Balance, Notional/ Position	(1,275)
Scenario I - Probable [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(623)
Scenario I - Probable [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(30,128)	[2]
Scenario I - Probable [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)		[2]
Scenario I - Probable [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	3,310	[3]
Scenario I - Probable [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(588)
Scenario I - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(6,148)
Scenario I - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	186,586	[2]
Scenario I - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(189,019)	[2]
Scenario I - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	234,302	[3]
Scenario I - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	1,887
Scenario II - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(12,323)
Scenario II - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	373,183	[2]
Scenario II - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(378,040)	[2]
Scenario II - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	472,729	[3]
Scenario II - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	3,773
Scenario III - Possible [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	6,148
Scenario III - Possible [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(186,586)	[2]
Scenario III - Possible [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	189,019	[2]
Scenario III - Possible [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(250,042)	[3]
Scenario III - Possible [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(1,887)
Scenario IV - Remote [Member] | Total cash, cash equivalents and marketable securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	12,323
Scenario IV - Remote [Member] | Total Financing [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(373,183)	[2]
Scenario IV - Remote [Member] | Total Receivables from Farms [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	378,040	[2]
Scenario IV - Remote [Member] | Total Derivatives [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(501,000)
Scenario IV - Remote [Member] | Total Related Parties [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	(3,773)
CDI [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	125,614
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.90%
CDI [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,863)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.90%
CDI [Member] | Scenario I - Probable [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (276)
Consolidated Increase (Decrease) Rate	14.68%
CDI [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 6
Consolidated Increase (Decrease) Rate	14.68%
CDI [Member] | Scenario I - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,598)
Consolidated Increase (Decrease) Rate	11.01%
CDI [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 105
Consolidated Increase (Decrease) Rate	11.01%
CDI [Member] | Scenario II - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (9,220)
Consolidated Increase (Decrease) Rate	7.34%
CDI [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 210
Consolidated Increase (Decrease) Rate	7.34%
CDI [Member] | Scenario III - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,598
Consolidated Increase (Decrease) Rate	18.35%
CDI [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (105)
Consolidated Increase (Decrease) Rate	18.35%
CDI [Member] | Scenario IV - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 9,220
Consolidated Increase (Decrease) Rate	22.02%
CDI [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (210)
Consolidated Increase (Decrease) Rate	22.02%
SELIC [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	15.00%
SELIC [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,908
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	15.00%
SELIC [Member] | Scenario I - Probable [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	14.68%
SELIC [Member] | Scenario I - Probable [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (54)
Consolidated Increase (Decrease) Rate	14.68%
SELIC [Member] | Scenario I - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	11.01%
SELIC [Member] | Scenario I - Possible [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (619)
Consolidated Increase (Decrease) Rate	11.01%
SELIC [Member] | Scenario II - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	7.34%
SELIC [Member] | Scenario II - Remote [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,241)
Consolidated Increase (Decrease) Rate	7.34%
SELIC [Member] | Scenario III - Possible [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	18.35%
SELIC [Member] | Scenario III - Possible [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 619
Consolidated Increase (Decrease) Rate	18.35%
SELIC [Member] | Scenario IV - Remote [Member] | Short-term investments [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	22.02%
SELIC [Member] | Scenario IV - Remote [Member] | Marketable Securities [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,241
Consolidated Increase (Decrease) Rate	22.02%
USD [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,430
Consolidated Balance, Notional/ Position	R$ 629
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (49,113)
Consolidated Balance, Notional/ Position	R$ (9,000)
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16,059
Consolidated Balance, Notional/ Position	R$ (78,415)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,703)
Consolidated Balance, Notional/ Position	R$ (312)
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (5,256)
Consolidated Balance, Notional/ Position	R$ (963)
Consolidated Increase (Decrease) Rate	5.46%
USD [Member] | Scenario I - Probable [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (293)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Probable [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (22,720)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 15,989
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario I - Probable [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Probable [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (144)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Probable [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (444)
Consolidated Increase (Decrease) Rate	5.92%
USD [Member] | Scenario I - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (931)
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario I - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 72,682
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 98,436
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario I - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario I - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 462
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario I - Possible [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,425
Consolidated Increase (Decrease) Rate	4.44%
USD [Member] | Scenario II - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,862)
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario II - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 145,370
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 196,806
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario II - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario II - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 923
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario II - Remote [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,850
Consolidated Increase (Decrease) Rate	2.96%
USD [Member] | Scenario III - Possible [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 931
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario III - Possible [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (72,682)
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (98,300)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario III - Possible [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario III - Possible [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (462)
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario III - Possible [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,425)
Consolidated Increase (Decrease) Rate	7.40%
USD [Member] | Scenario IV - Remote [Member] | Cash - USD [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,862
Consolidated Increase (Decrease) Rate	8.88%
USD [Member] | Scenario IV - Remote [Member] | Financing in Paraguay [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (145,370)
Consolidated Increase (Decrease) Rate	8.88%
USD [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	8.88%
USD [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (196,672)
Consolidated Increase (Decrease) Rate		[3]
USD [Member] | Scenario IV - Remote [Member] | Cresca, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	8.88%
USD [Member] | Scenario IV - Remote [Member] | Cresud, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (923)
Consolidated Increase (Decrease) Rate	8.88%
USD [Member] | Scenario IV - Remote [Member] | Helmir, Net [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,850)
Consolidated Increase (Decrease) Rate	8.88%
USD One [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (73,771)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	5.46%
USD One [Member] | Scenario I - Probable [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (34,126)
Consolidated Increase (Decrease) Rate	5.92%
USD One [Member] | Scenario I - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 109,174
Consolidated Increase (Decrease) Rate	4.44%
USD One [Member] | Scenario II - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 218,355
Consolidated Increase (Decrease) Rate	2.96%
USD One [Member] | Scenario III - Possible [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (109,174)
Consolidated Increase (Decrease) Rate	7.40%
USD One [Member] | Scenario IV - Remote [Member] | Financing in Bolivia [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (218,355)
Consolidated Increase (Decrease) Rate	8.88%
CDI + IPCA [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (312,415)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.47%
CDI + IPCA [Member] | Scenario I - Probable [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 26,712
Consolidated Increase (Decrease) Rate	5.92%
CDI + IPCA [Member] | Scenario I - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,625
Consolidated Increase (Decrease) Rate	4.44%
CDI + IPCA [Member] | Scenario II - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 9,248
Consolidated Increase (Decrease) Rate	2.96%
CDI + IPCA [Member] | Scenario III - Possible [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,625)
Consolidated Increase (Decrease) Rate	7.40%
CDI + IPCA [Member] | Scenario IV - Remote [Member] | Debentures [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (9,248)
Consolidated Increase (Decrease) Rate	8.88%
Soybean Bags [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,952
Consolidated Balance, Notional/ Position	R$ 27,740
Consolidated Increase (Decrease) Rate	126.00%
Soybean Bags [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 134,893
Consolidated Balance, Notional/ Position	R$ 1,282,500
Consolidated Increase (Decrease) Rate	122.77%
Soybean Bags [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 9,423
Consolidated Balance, Notional/ Position	R$ 87,655
Consolidated Increase (Decrease) Rate	111.15%
Soybean Bags [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,685
Consolidated Balance, Notional/ Position	R$ 33,374
Consolidated Increase (Decrease) Rate	113.14%
Soybean Bags [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,981
Consolidated Balance, Notional/ Position	R$ 79,459
Consolidated Increase (Decrease) Rate	121.43%
Soybean Bags [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 13,002
Consolidated Balance, Notional/ Position	R$ 116,083
Consolidated Increase (Decrease) Rate	128.68%
Soybean Bags [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 57,297
Consolidated Balance, Notional/ Position	R$ 549,084
Consolidated Increase (Decrease) Rate	137.79%
Soybean Bags [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 149,582
Consolidated Balance, Notional/ Position	R$ 1,456,974
Consolidated Increase (Decrease) Rate	132.33%
Soybean Bags [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 219,792
Consolidated Balance, Notional/ Position	R$ 2,127,241
Consolidated Increase (Decrease) Rate	147.78%
Soybean Bags [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 49,571
Consolidated Balance, Notional/ Position	R$ 442,884
Consolidated Increase (Decrease) Rate	127.90%
Soybean Bags [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,276
Consolidated Balance, Notional/ Position	R$ 65,757
Consolidated Increase (Decrease) Rate	128.47%
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	126.00%
Soybean Bags [Member] | Scenario I - Probable [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	122.77%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	111.15%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	113.14%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	121.43%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	128.68%
Soybean Bags [Member] | Scenario I - Probable [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	137.79%
Soybean Bags [Member] | Scenario I - Probable [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	132.33%
Soybean Bags [Member] | Scenario I - Probable [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	147.78%
Soybean Bags [Member] | Scenario I - Probable [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	127.90%
Soybean Bags [Member] | Scenario I - Probable [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	128.47%
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (738)
Consolidated Increase (Decrease) Rate	94.50%
Soybean Bags [Member] | Scenario I - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (33,723)
Consolidated Increase (Decrease) Rate	92.08%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,356)
Consolidated Increase (Decrease) Rate	83.37%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (921)
Consolidated Increase (Decrease) Rate	84.85%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,245)
Consolidated Increase (Decrease) Rate	91.07%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (3,251)
Consolidated Increase (Decrease) Rate	96.51%
Soybean Bags [Member] | Scenario I - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (14,324)
Consolidated Increase (Decrease) Rate	103.34%
Soybean Bags [Member] | Scenario I - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (37,396)
Consolidated Increase (Decrease) Rate	99.25%
Soybean Bags [Member] | Scenario I - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (54,948)
Consolidated Increase (Decrease) Rate	110.84%
Soybean Bags [Member] | Scenario I - Possible [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (12,393)
Consolidated Increase (Decrease) Rate	95.92%
Soybean Bags [Member] | Scenario I - Possible [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,319)
Consolidated Increase (Decrease) Rate	96.35%
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,476)
Consolidated Increase (Decrease) Rate	63.00%
Soybean Bags [Member] | Scenario II - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (67,447)
Consolidated Increase (Decrease) Rate	61.38%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,712)
Consolidated Increase (Decrease) Rate	55.58%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1,843)
Consolidated Increase (Decrease) Rate	56.57%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (4,491)
Consolidated Increase (Decrease) Rate	60.71%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (6,501)
Consolidated Increase (Decrease) Rate	64.34%
Soybean Bags [Member] | Scenario II - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (28,649)
Consolidated Increase (Decrease) Rate	68.89%
Soybean Bags [Member] | Scenario II - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (74,791)
Consolidated Increase (Decrease) Rate	66.16%
Soybean Bags [Member] | Scenario II - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (109,896)
Consolidated Increase (Decrease) Rate	73.89%
Soybean Bags [Member] | Scenario II - Remote [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (24,786)
Consolidated Increase (Decrease) Rate	63.95%
Soybean Bags [Member] | Scenario II - Remote [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (2,638)
Consolidated Increase (Decrease) Rate	64.23%
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 738
Consolidated Increase (Decrease) Rate	157.50%
Soybean Bags [Member] | Scenario III - Possible [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 33,723
Consolidated Increase (Decrease) Rate	153.46%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,356
Consolidated Increase (Decrease) Rate	138.94%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 921
Consolidated Increase (Decrease) Rate	141.42%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,245
Consolidated Increase (Decrease) Rate	151.78%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,251
Consolidated Increase (Decrease) Rate	160.85%
Soybean Bags [Member] | Scenario III - Possible [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14,324
Consolidated Increase (Decrease) Rate	172.23%
Soybean Bags [Member] | Scenario III - Possible [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 37,396
Consolidated Increase (Decrease) Rate	165.41%
Soybean Bags [Member] | Scenario III - Possible [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 54,948
Consolidated Increase (Decrease) Rate	184.73%
Soybean Bags [Member] | Scenario III - Possible [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 12,393
Consolidated Increase (Decrease) Rate	159.87%
Soybean Bags [Member] | Scenario III - Possible [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,319
Consolidated Increase (Decrease) Rate	160.58%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária Vi [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,476
Consolidated Increase (Decrease) Rate	189.00%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Araucária VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 67,447
Consolidated Increase (Decrease) Rate	184.15%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,712
Consolidated Increase (Decrease) Rate	166.73%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá III [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 1,843
Consolidated Increase (Decrease) Rate	169.71%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá V [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 4,491
Consolidated Increase (Decrease) Rate	182.14%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VI [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 6,501
Consolidated Increase (Decrease) Rate	193.02%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Jatobá VII [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 28,649
Consolidated Increase (Decrease) Rate	206.68%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Alto Taquari IV [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 74,791
Consolidated Increase (Decrease) Rate	198.49%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Chaparal I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 109,896
Consolidated Increase (Decrease) Rate	221.67%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Rio do Meio I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 24,786
Consolidated Increase (Decrease) Rate	191.84%
Soybean Bags [Member] | Scenario IV - Remote [Member] | Rio do Meio II [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,638
Consolidated Increase (Decrease) Rate	192.70%
Cattle @ [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 101,620
Consolidated Balance, Notional/ Position	R$ 452,342
Consolidated Increase (Decrease) Rate	333.60%
Cattle @ [Member] | Scenario I - Probable [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate	333.60%
Cattle @ [Member] | Scenario I - Possible [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (25,405)
Consolidated Increase (Decrease) Rate	250.20%
Cattle @ [Member] | Scenario II - Remote [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (50,810)
Consolidated Increase (Decrease) Rate	166.80%
Cattle @ [Member] | Scenario III - Possible [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 25,405
Consolidated Increase (Decrease) Rate	417.00%
Cattle @ [Member] | Scenario IV - Remote [Member] | Preferencia I [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 50,810
Consolidated Increase (Decrease) Rate	500.40%
Grains (bags) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 5,824
Consolidated Balance, Notional/ Position	R$ (2,638,573)
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 2,200
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 51,043
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 102,458
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (60,368)
Consolidated Increase (Decrease) Rate		[3]
Grains (bags) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (121,042)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 23
Consolidated Balance, Notional/ Position	R$ (1,650)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 108
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 239
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (154)
Consolidated Increase (Decrease) Rate		[3]
Sugarane (lbs) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (284)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,191
Consolidated Balance, Notional/ Position	R$ (27,602,400)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 3,192
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 9,206
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 19,395
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (18,083)
Consolidated Increase (Decrease) Rate		[3]
Cotton (lbs.) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (38,750)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (7,177)
Consolidated Balance, Notional/ Position	R$ (58,800)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (7,178)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 40,686
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 81,371
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (40,686)
Consolidated Increase (Decrease) Rate		[3]
Ethanol (m3) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (81,371)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,906)
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (10,906)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 25,841
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 54,497
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (23,469)
Consolidated Increase (Decrease) Rate		[3]
Swap (BRL) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (44,918)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14
Consolidated Balance, Notional/ Position	R$ (30,336,000)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario I - Probable [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 14
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario I - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 8,998
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario II - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 17,995
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario III - Possible [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (8,998)
Consolidated Increase (Decrease) Rate		[3]
Sugarcane (Kg) [Member] | Scenario IV - Remote [Member] | Derivative Operations [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (17,995)
Consolidated Increase (Decrease) Rate		[3]
SELIC [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 430
Consolidated Balance, Notional/ Position
Consolidated Increase (Decrease) Rate	14.90%
SELIC [Member] | Scenario I - Probable [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (1)
Consolidated Increase (Decrease) Rate	14.68%
SELIC [Member] | Scenario I - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (16)
Consolidated Increase (Decrease) Rate	11.01%
SELIC [Member] | Scenario II - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ (32)
Consolidated Increase (Decrease) Rate	7.34%
SELIC [Member] | Scenario III - Possible [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 16
Consolidated Increase (Decrease) Rate	18.35%
SELIC [Member] | Scenario IV - Remote [Member] | Margin - LFT Socopa and XP [Member]
Schedule of Reliable Sources of Index [Line Items]
Consolidated Increase (Decrease) Balance (R$)	R$ 32
Consolidated Increase (Decrease) Rate	22.02%

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.